Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Liquidity Disclosure [Policy Text Block]

Liquidity and Financial Position

The current economic downturn presents us with challenges in meeting the working capital needs of our business. Our primary requirements for working capital are to fund purchases for solar panels and microinverters, and to cover our payroll and lease expenses. For each of the two years in the period ended December 31, 2012 and 2011, we have incurred net losses and negative cash flows from operations. During the recent years, we have undertaken several equity financing transactions to provide the capital needed to sustain our business. We have dramatically reduced our headcount and other variable expenses. In addition, we expect to incur a net loss from operations for the year ending December 31, 2013. Based on current cash projections for 2013, we intend to address ongoing working capital needs through cost reduction measures and liquidation of remaining inventory, along with raising additional equity. In January 2013, our board of directors approved actions to dramatically reduce our variable operating costs, including a 12 person employee headcount reduction effective January 15, 2013, for the period through the anticipated merger closing with CBD. No restructuring charges or severance payments were incurred. While the merger has been repeatedly delayed, the companies currently anticipate merger closing by early in the third quarter of 2013. In the event that revenue is lower or the merger is delayed further, additional staffing reductions and expense cuts could occur. Our revenue levels remain difficult to predict, and we anticipate that we will continue to sustain losses in the near term, and we cannot assure investors that we will be successful in reaching break-even.

As of December 31, 2012, we had approximately $127,000 in cash on hand. Our potentially available $750,000 credit facility is subject to limitations based on the level of our qualifying accounts receivable, and at December 31, 2012, we had no qualifying accounts receivable. In addition, due to Suntech entering judgment against us on March 15, 2013, our credit facility is currently unavailable. Under the Merger Agreement we entered into with CBD, we are required to raise sufficient equity capital, with the cooperation and support of CBD, to meet our own liquidity and working capital requirements. In addition, prior to closing of the merger, CBD may provide capital funding support to us if necessary, subject to conditions and limitations as provided in the Merger Agreement.

In recent months, because of our cash position and liquidity constraints, we have been late in making payments to both of our panel suppliers. We had a limited amount of remaining inventory on hand as of December 31, 2012. We do not have any unshipped orders for solar panel product pending with Suntech, and our supply relationship with Lightway is currently stalled. We are actively negotiating alternative sources of supply through other sources, including CBD Energy Limited. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations in the next few quarters.

On October 18, 2012, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of up to 1,245 shares of our newly created Series C 8% Convertible Preferred Stock at a price of $1,000 per share, for aggregate proceeds of up to $1,245,000.  At the initial closing, we sold and issue 750 shares of Series C Preferred, for initial aggregate proceeds of $750,000.  Subsequently, on November 2, 2012, we sold and issued 350 shares of Series C Preferred for proceeds of $350,000. On January 24, 2013, we provided to the purchasers a draw down notice under the Purchase Agreement. The purchasers agreed to accept the new draw down notice and thereby extend our right to exercise a “put” to sell additional Series C Preferred beyond the Securities Purchase Agreement’s prior expiration date of December 31, 2012. As a result of the draw down, we sold an aggregate of 75 additional shares of its Series C Preferred to the purchasers for aggregate proceeds of $75,000.

On February 15, 2013, we entered into a securities purchase agreement with an institutional accredited investors  relating to the sale and issuance of up to 1,000 shares of our newly created Series D 8% Convertible Preferred Stock (Series D Preferred) at a price per share equal to the stated value, which is $1,000 per share, for aggregate proceeds of up to $1,000,000. At the initial closing, concurrent with entering the agreement, we issued 150 shares of Series D Preferred, for initial aggregate proceeds of $150,000. After the initial closing, the Securities Purchase Agreement permits the purchaser to exercise a “call” right to purchase additional Series D Preferred in multiple draw downs from time to time until December 31, 2013, subject to certain limits, terms and conditions. In March 2013, the company and investors entered into a letter agreement to the Securities Purchase Agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock to be issued upon settlement of any purchaser draw downs made on or after March 18, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the Purchaser, which shall not be higher than 1.67.  Subsequently, on March 21, 2013, we issued 167 shares of Series D Preferred for aggregate proceeds of $100,000.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. Our significant operating losses, negative cash flow from operations, and challenges in rapidly securing alternative sources of supply for solar panels, raise substantial uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. We believe our current cash balance, projected financial results from our operations, and the amounts that should be available to us through debt and equity financing provide sufficient resources and operating flexibility to fund our anticipated cash needs, through at least the next 12 months; however, there can be no assurance that we will be able to raise additional funds on commercially reasonable terms, if at all. The current economic downturn adds uncertainty to our anticipated revenue levels and to the timing of cash receipts, which are needed to support our operations. It also worsens the market conditions for seeking equity and debt financing. As a result of our delisting from the Nasdaq Capital Market in September 2012, we are no longer eligible to file new registration statements on Form S-3, which may make it more costly and more difficult for us to obtain additional equity financing.  We currently anticipate that we will retain all of our earnings, if any, for development of our business and do not anticipate paying any cash dividends on common stock in the foreseeable future.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. We maintain cash and cash equivalents, which consist principally of money market demand deposits with high credit quality financial institutions. At certain times, such amounts exceed FDIC insurance limits. We have not experienced any losses on these investments.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable consist of trade receivables. We regularly evaluate the collectability of our accounts receivable. An allowance for doubtful accounts is maintained for estimated credit losses. We consider a number of factors when estimating credit losses, including the aging of a customer’s account, creditworthiness of specific customers, historical trends and other information.

Inventory, Policy [Policy Text Block]

Inventory

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on the weighted-average purchase price and include both the costs of acquisition and the shipping costs in inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the respective assets.

Estimated useful lives are as follows:

Category	Useful Lives
Office Equipment	2	-	5 years
Vehicles	3	-	5 years
Leasehold Improvements		2 years

Maintenance and repairs are expensed as incurred. Expenditures for significant renewals or betterments are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in current operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset may not be recoverable. We periodically evaluate whether events and circumstances have occurred that may warrant revision of the estimated useful lives of our long-lived assets or whether the remaining balance of long-lived assets should be evaluated for possible impairment. We do not believe that there were any indicators of impairment that would require an adjustment to such assets or their estimated periods of recovery at December 31, 2012 and 2011.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

We do not amortize goodwill, but rather test goodwill for impairment at least annually.

We capitalize external legal costs and filing fees associated with obtaining or defending our patents. Upon issuance of new patents or successful defense of existing patents, we amortize these costs using the straight line method over the shorter of the legal life of the patent or its economic life. We believe the remaining useful life we assign to these patents, approximately 12 years as of December 31, 2012, are reasonable. We periodically review our patents to determine whether any such cost have been impaired and are no longer being used. To the extent we are no longer using certain patents, the associated costs will be written off at that time.

Costs associated with patents currently held are approximately $1.4 million, net of approximately $89,000 of accumulated amortization, are included in other assets, net as of December 31, 2012, and are being amortized over the estimated useful life, which was determined to be seventeen years. Amortization expense of patents was approximately $68,000 and $7,000 in each of the years ended December 31, 2012 and 2011, respectively. Estimated amortization expense of patents for the five years subsequent to December 31, 2012, is approximately $110,000 per year. Capitalized filing fees associated with obtaining new patents not yet issued and defense of existing patents (not yet resolved) of approximately $165,000 are included in other assets as December 31, 2012.

Discontinued Operations, Policy [Policy Text Block]

Discontinued operations

Discontinued operations are presented and accounted for in accordance with Accounting Standards Codification (ASC) 360, “ Impairment or Disposal of Long-Lived Assets,” (ASC 360). When a qualifying component of the Company is disposed of or has been classified as held for sale, the operating results of that component are removed from continuing operations for all periods presented and displayed as discontinued operations if: (a) elimination of the component’s operations and cash flows from the Company’s ongoing operations has occurred (or will occur) and (b) significant continuing involvement by the Company in the component’s operations does not exist after the disposal transaction.

On September 10, 2010, we announced that we were exiting the solar panel installation business. The exit from the installation business was essentially completed at the end of the fourth quarter of 2010. The exit from the installation business was therefore classified as discontinued operations for all periods presented under the requirements of ASC 360.

Standard Product Warranty, Policy [Policy Text Block]

Manufacturer and Installation Warranties

The manufacturer directly warrants the solar panels and inverters for a range from 15 to 25 years. We warrant the balance of system components of our products against defects in material and workmanship for five years. We assist our customers in the event of a claim under the manufacturer warranty to replace a defective solar panel or inverter. The warranty liability for the material and the workmanship of the balance of system components of approximately $330,000 at December 31, 2012 and $218,000 at December 31, 2011, is included within “Accrued warranty” in the accompanying consolidated balance sheets.

The liability for our manufacturing warranty consists of the following:

	Twelve Months Ended
	2012	2011
Beginning accrued warranty balance	$217,812	$51,860
Reduction for labor payments and claims made under the warranty	(1,723)	—
Accruals related to warranties issued during the period	113,591	165,952
Ending accrued warranty balance	$329,680	$217,812

We previously recorded a provision for warranty liability related to our discontinued installation operations. We provided for a 5-year or a 10-year warranty on the installation of a system and all equipment and incidental supplies other than solar panels and inverters that are covered under the manufacturer warranty. The liability for the installation warranty at December 31, 2012 and 2011 was approximately $1.0 million and $1.1 million, respectively, and is included within “Liabilities of Discontinued Operations” in the accompanying consolidated balance sheets. Defective solar panels or inverters are covered under the manufacturer warranty. In the event that a panel or inverter needs to be replaced, we will replace the defective item within the manufacturer’s warranty period (between 5-25 years).

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying values reported for cash equivalents, accounts receivable, assets associated with discontinued operations, accounts payable, accrued liabilities and the outstanding credit facility approximated their respective fair values at each balance sheet date due to the short-term maturity of these financial instruments.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue from sales of products is recognized when: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sale price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. We recognize revenue when the solar power systems are shipped to the customer.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based Compensation

We apply the fair value method under Accounting Standards Codification (ASC) 718 in accounting for our 2001 Stock Option Plan and our 2006 Stock Incentive Plan. Under ASC 718, compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is recognized over the period during which an employee is required to provide service in exchange for the award, or the requisite service period, which is usually the vesting period. The fair value of the equity award granted is estimated on the date of the grant.

Advertising Costs, Policy [Policy Text Block]

Advertising

We expense advertising costs as incurred. Advertising expense, included in “Sales and marketing expenses,” for the years ended December 31, 2012 and 2011, was approximately $144,000 and $187,000, respectively.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Research and development expenses, which include the cost of activities that are useful in developing new products, processes or techniques, as well as expenses for activities that may significantly improve existing products or processes are expensed as incurred. In the years ended December 31, 2012 and 2011, we expensed approximately $649,000 and $800,000, respectively, in general and administrative costs.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs Shipping and handling costs associated with inbound freight are included in cost of inventory and expensed as cost of sales when the related inventory is sold.
Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. Utilization of net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations provided by the Internal Revenue Code. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. We apply the provisions of ASC 740, formerly FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

As of January 1, 2009, we adopted Accounting Standards Codification (ASC) 260 (formerly Financial Accounting Standards Board Staff Position (FSP) Emerging Issues Task Force (EITF) 03-6-1) (ASC 260), “ Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities” (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC 260 (formerly Statement of  Financial Accounting Standards (SFAS) No. 128), Earnings Per Share. The effect of the adoption of the Staff Position was not material to our net loss per share.

In accordance with the Staff Position, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

On April 6, 2011, we filed a Certificate of Amendment to our Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse split of our common stock at a ratio of 1-for-4. The reverse stock split became effective at the close of business on April 13, 2011. All historical share and per share amounts have been adjusted to reflect this reverse stock split. The par value of our common stock did not change. The following table sets forth the computation of basic and diluted net loss per share:

	Twelve Months Ended December 31,
	2012	2011
Basic:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Weighted-average shares outstanding	19,791,045	12,537,727
Weighted-average unvested restricted shares outstanding	(390,321)	(195,072)
Denominator for basic net loss per share	19,400,724	12,342,655

Basic net loss per share attributable to common stockholders	$(0.46)	$(0.46)

Diluted:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Denominator for basic calculation	19,400,724	12,342,655
Weighted-average effect of dilutive stock options	—	—
Denominator for diluted net loss per share	19,400,724	12,342,655

Diluted net loss per share attributable to common stockholders	$(0.46)	$(0.46)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

	December 31, 2012	December 31, 2011
Stock options outstanding	679,744	1,077,744
Unvested restricted stock	48,073	289,795
Warrants to purchase common stock	3,398,045	4,106,016
Preferred stock convertible into common stock

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance. We are engaged in a single business segment wherein we design, manufacture and sell our solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Westinghouse Solar and Fairview, pursuant to the Merger as described in Note 1. We also have two wholly-owned subsidiaries as of December 31, 2012 and 2011. Akeena Corp. and Andalay Solar, Inc. are wholly-owned subsidiaries of Westinghouse Solar, Inc. All inter-company accounts have been eliminated in consolidation.